Trade Receivable, Net - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 MXN ($) customer	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of Trade and Other Receivables [Line Items]
Percentage of unrecoverable trade receivables	2.20%
Number of customer related to expected loss | customer	0
The Coca-Cola Company
Disclosure of Trade and Other Receivables [Line Items]
Contributions due from related party | $	$ 2,437	$ 1,482	$ 2,274